                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 1999


Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one): [        ]  is a restatement.
                                    [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address:    225 Franklin Street
            Boston, MA  02110


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW
         Capital Management, L.P.
Phone:   (617) 261-9324

Signature, Place and Date of Signing:

/s/ James J. Finnegan            BOSTON, MASSACHUETTS            May 6, 1999
----------------------          ---------------------          ---------------
       [Signature]                 [City, State]                    [Date]

Report Type  (Check only one.):

[  X ] 13F HOLDING REPORT.

[    ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name
NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  4

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:  $785,061


List of Other Included Managers:

No.                        Form 13 File Number                Name
1                          28-6536                            AEW Capital Management, Inc.
2                          28-5952                            MetLife New England Holdings, Inc.
3                          28-3714                            Metropolitan Life Insurance Company
4                          28-6808                            Nvest Companies, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE                 SH of         INVESTMENT

         NAME OF ISSUER              TITLE OF CLASS          CUSIP              (X$1000)              PRN AMT        DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                     Common Stock       00163T109               14,965                721,185         Defined
------------------------------------------------------------------------------------------------------------------------------------
American Real Estate Inv Corp         Common Stock       029166105               16,212              1,212,121         Defined
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                 Common Stock       03748r101               47,174              1,301,338         Defined
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communities                 Common Stock       039581103               26,660              1,324,744         Defined
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                          Common Stock       039793104               14,959                672,300         Defined
------------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                Common Stock       053484101               19,487                611,352         Defined
------------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                        Common Stock       073561102                1,891                125,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc          .     Common Stock       101121101               20,129                636,500         Defined
------------------------------------------------------------------------------------------------------------------------------------
Bradley Realty Trust                  Common Stock       104580105               14,000                783,200         Defined
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust               Common Stock       105368203                1,625                100,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Burnham Pacific Ppty                  Common Stock       12232c108                  762                 73,400         Defined
------------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                Common Stock       127072106                6,860                363,450         Defined
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                 Common Stock       133131102               19,129                772,873         Defined
------------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                    Common Stock       144418100               10,240                464,150         Defined
------------------------------------------------------------------------------------------------------------------------------------
Catellus Development                  Common Stock       149111106                   74                  5,500         Defined
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                 Common Stock       832197107               17,298                561,400         Defined
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Inc                Common Stock       163262108                  100                  3,600         Defined
------------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust             Common Stock       195872106                1,780                 69,800         Defined
------------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease                  Common Stock       202218103                1,381                123,400         Defined
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone Pptys Inc.                Common Stock       21922H103               14,727              1,006,950         Defined
------------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                    Common Stock       222795106                3,632                125,500         Defined
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt              Common Stock       225756105               13,319                619,500         Defined
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                Common Stock       251591103               24,975              1,744,997         Defined
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                             OTHER                        VOTING AUTHORITY
                                                          ----------------------------------------------------
         NAME OF ISSUER                     MANAGERS             SOLE           SHARED             NONE
--------------------------------------------------------------------------------------------------------------
AMB Property Corp                          01 02 03 04            721,185
--------------------------------------------------------------------------------------------------------------
American Real Estate Inv Corp              01 02 03 04          1,212,121
--------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                      01 02 03 04          1,301,338
--------------------------------------------------------------------------------------------------------------
Archstone Communities                      01 02 03 04          1,324,744
--------------------------------------------------------------------------------------------------------------
Arden Realty                               01 02 03 04            672,300
--------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                     01 02 03 04            611,352
--------------------------------------------------------------------------------------------------------------
Beacon Capital                             01 02 03 04            125,000
--------------------------------------------------------------------------------------------------------------
Boston Properties, Inc          .          01 02 03 04            636,500
--------------------------------------------------------------------------------------------------------------
Bradley Realty Trust                       01 02 03 04            783,200
--------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                    01 02 03 04            100,000
--------------------------------------------------------------------------------------------------------------
Burnham Pacific Ppty                       01 02 03 04             73,400
--------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                     01 02 03 04            363,450
--------------------------------------------------------------------------------------------------------------
Camden Property Trust                      01 02 03 04            772,873
--------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                         01 02 03 04            464,150
--------------------------------------------------------------------------------------------------------------
Catellus Development                       01 02 03 04              5,500
--------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                      01 02 03 04            561,400
--------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Inc                     01 02 03 04              3,600
--------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                  01 02 03 04             69,800
--------------------------------------------------------------------------------------------------------------
Commercial Net Lease                       01 02 03 04            123,400
--------------------------------------------------------------------------------------------------------------
Cornerstone Pptys Inc.                     01 02 03 04          1,006,950
--------------------------------------------------------------------------------------------------------------
Cousins Properties                         01 02 03 04            125,500
--------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                   01 02 03 04            619,500
--------------------------------------------------------------------------------------------------------------
Developers Diversified                     01 02 03 04          1,744,997
--------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE                 SH of         INVESTMENT

         NAME OF ISSUER              TITLE OF CLASS          CUSIP              (X$1000)              PRN AMT        DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty(P)      Preferred Stock    251591806                3,369                140,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Investments               Common Stock       264411505                6,944                322,981         Defined
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr                Common Stock       29380T105                4,782                277,200         Defined
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties              Common Stock       294741103               36,508              1,438,741         Defined
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential                    Common Stock       29476l107               24,983                605,646         Defined
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust             Common Stock       313747206                1,589                 75,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc              Common Stock       31430f101               10,786                465,150         Defined
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am          Common Stock       351807102                4,015                190,600         Defined
------------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                   Common Stock       370021107                8,375                258,200         Defined
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                 Common Stock       379302102                7,041                489,800         Defined
------------------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America                 Common Stock       38168b103                4,471                199,800         Defined
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                  Common Stock       431284108               14,627                620,770         Defined
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                Common Stock       44106m102               14,731                544,350         Defined
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                   Common Stock       44107p104                5,426                487,741         Defined
------------------------------------------------------------------------------------------------------------------------------------
JP Realty Inc.                        Common Stock       46624a106                3,010                152,900         Defined
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                   Common Stock       49427f108               10,408                507,700         Defined
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                    Common Stock       49446r109                6,527                177,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Kranzco Realty Trust                  Common Stock       50076e103                2,280                193,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties              Common Stock       517942108                  994                 75,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                Common Stock       531172104                6,443                310,500         Defined
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                Common Stock       554382101                8,916                393,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                 Common Stock       554489104                  505                 17,200         Defined
------------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                           Common Stock       601148109                1,107                 61,700         Defined
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties               Common Stock       694396102                3,083                171,300         Defined
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                              OTHER                        VOTING AUTHORITY
                                                           ----------------------------------------------------
         NAME OF ISSUER                      MANAGERS             SOLE           SHARED             NONE
---------------------------------------------------------------------------------------------------------------
Developers Diversified Realty(P)            01 02 03 04            140,000
---------------------------------------------------------------------------------------------------------------
Duke Realty Investments                     01 02 03 04            322,981
---------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr                      01 02 03 04            277,200
---------------------------------------------------------------------------------------------------------------
Equity Office Properties                    01 02 03 04          1,438,741
---------------------------------------------------------------------------------------------------------------
Equity Residential                          01 02 03 04            605,646
---------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust                   01 02 03 04             75,000
---------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust Inc                    01 02 03 04            465,150
---------------------------------------------------------------------------------------------------------------
Franchise Finance Corp Of Am                01 02 03 04            190,600
---------------------------------------------------------------------------------------------------------------
General Growth Prop                         01 02 03 04            258,200
---------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                       01 02 03 04            489,800
---------------------------------------------------------------------------------------------------------------
Golf Trust Of America                       01 02 03 04            199,800
---------------------------------------------------------------------------------------------------------------
Highwoods Properties                        01 02 03 04            620,770
---------------------------------------------------------------------------------------------------------------
Hospitality Properties                      01 02 03 04            544,350
---------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                         01 02 03 04            487,741
---------------------------------------------------------------------------------------------------------------
JP Realty Inc.                              01 02 03 04            152,900
---------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                         01 02 03 04            507,700
---------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                          01 02 03 04            177,000
---------------------------------------------------------------------------------------------------------------
Kranzco Realty Trust                        01 02 03 04            193,000
---------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                    01 02 03 04             75,000
---------------------------------------------------------------------------------------------------------------
Liberty Property Trust                      01 02 03 04            310,500
---------------------------------------------------------------------------------------------------------------
Macerich Company (the)                      01 02 03 04            393,000
---------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                       01 02 03 04             17,200
---------------------------------------------------------------------------------------------------------------
Mills Corp.                                 01 02 03 04             61,700
---------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties                     01 02 03 04            171,300
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE                 SH of         INVESTMENT

         NAME OF ISSUER              TITLE OF CLASS          CUSIP              (X$1000)              PRN AMT        DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
Patriot Amer Hospitality Inc.         Common Stock       703352203                  113                 22,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                  Common Stock       718333107                5,103                359,700         Defined
------------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                 Common Stock       737464107               26,847                740,596         Defined
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                   Common Stock       740706106                6,894                367,700         Defined
------------------------------------------------------------------------------------------------------------------------------------
Prime Retail Inc.                     Common Stock       741570105                5,707                652,200         Defined
------------------------------------------------------------------------------------------------------------------------------------
Prison Realty Corp                    Common Stock       74264N105                1,623                 93,100         Defined
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                        Common Stock       743410102               17,196                838,819         Defined
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                   Common Stock       74460d109               28,810              1,152,400         Defined
------------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                  Common Stock       758939102                5,734                305,800         Defined
------------------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.             Common Stock       74955j108                1,997                172,700         Defined
------------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                             Common Stock       779273101                2,434                109,700         Defined
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                 Common Stock       82567d104                6,307                249,800         Defined
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                  Common Stock       828806109               31,083              1,132,870         Defined
------------------------------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.               Common Stock       848497103               23,117                655,800         Defined
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts             Common Stock       85590A203               10,462                366,300         Defined
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties                     Common Stock       866239106               10,011                599,900         Defined
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                  Common Stock       866674104                4,172                131,400         Defined
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets                Common Stock       875465106                7,822                409,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                 Common Stock       876664103                8,389                684,850         Defined
------------------------------------------------------------------------------------------------------------------------------------
Tower Realty Tr Inc                   Common Stock       89185E109                1,564                 82,600         Defined
------------------------------------------------------------------------------------------------------------------------------------
Trinet Corporate Rlty                 Common Stock       896287109                5,412                213,300         Defined
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                     Common Stock       896938107                5,647                306,350         Defined
------------------------------------------------------------------------------------------------------------------------------------
Urban Shopping Ctrs                   Common Stock       917060105                6,710                233,900         Defined
------------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties              Common Stock       902971100                   50                  2,600         Defined
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------
                                             OTHER                        VOTING AUTHORITY
                                                          ----------------------------------------------------
         NAME OF ISSUER                     MANAGERS             SOLE           SHARED             NONE
--------------------------------------------------------------------------------------------------------------
Patriot Amer Hospitality Inc.              01 02 03 04             22,000
--------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                       01 02 03 04            359,700
--------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                      01 02 03 04            740,596
--------------------------------------------------------------------------------------------------------------
Prentiss Properties                        01 02 03 04            367,700
--------------------------------------------------------------------------------------------------------------
Prime Retail Inc.                          01 02 03 04            652,200
--------------------------------------------------------------------------------------------------------------
Prison Realty Corp                         01 02 03 04             93,100
--------------------------------------------------------------------------------------------------------------
Prologis Trust                             01 02 03 04            838,819
--------------------------------------------------------------------------------------------------------------
Public Storage Inc.                        01 02 03 04          1,152,400
--------------------------------------------------------------------------------------------------------------
Regency Realty Corp.                       01 02 03 04            305,800
--------------------------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.                  01 02 03 04            172,700
--------------------------------------------------------------------------------------------------------------
Rouse Co.                                  01 02 03 04            109,700
--------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                      01 02 03 04            249,800
--------------------------------------------------------------------------------------------------------------
Simon Property Group                       01 02 03 04          1,132,870
--------------------------------------------------------------------------------------------------------------
Spieker Properties Inc.                    01 02 03 04            655,800
--------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts                  01 02 03 04            366,300
--------------------------------------------------------------------------------------------------------------
Summit Properties                          01 02 03 04            599,900
--------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                       01 02 03 04            131,400
--------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets                     01 02 03 04            409,000
--------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                      01 02 03 04            684,850
--------------------------------------------------------------------------------------------------------------
Tower Realty Tr Inc                        01 02 03 04             82,600
--------------------------------------------------------------------------------------------------------------
Trinet Corporate Rlty                      01 02 03 04            213,300
--------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                          01 02 03 04            306,350
--------------------------------------------------------------------------------------------------------------
Urban Shopping Ctrs                        01 02 03 04            233,900
--------------------------------------------------------------------------------------------------------------
US Restaurant Properties                   01 02 03 04              2,600
--------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE                 SH of         INVESTMENT

         NAME OF ISSUER              TITLE OF CLASS          CUSIP              (X$1000)              PRN AMT        DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                 Common Stock         929042109              7,110                206,100         Defined
------------------------------------------------------------------------------------------------------------------------------------
Weeks Corporation                     Common Stock         94856p102             38,674              1,354,029         Defined
------------------------------------------------------------------------------------------------------------------------------------
Weeks Corporation(Preferred)          Preferred Stock      94856P201             33,775              1,400,000         Defined
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                   785,061             34,441,053
------------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                              OTHER                        VOTING AUTHORITY
                                                           ----------------------------------------------------
         NAME OF ISSUER                      MANAGERS             SOLE           SHARED             NONE
---------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                       01 02 03 04            206,100
---------------------------------------------------------------------------------------------------------------
Weeks Corporation                           01 02 03 04          1,354,029
---------------------------------------------------------------------------------------------------------------
Weeks Corporation(Preferred)                01 02 03 04          1,400,000
---------------------------------------------------------------------------------------------------------------
Column Totals                                                   34,441,053
---------------------------------------------------------------------------------------------------------------